Line of Credit and Notes Payable - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 14, 2019	Apr. 30, 2018	Apr. 27, 2017	Mar. 31, 2019	Apr. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Jul. 22, 2019	Apr. 28, 2018	Apr. 28, 2017	Mar. 31, 2017	Mar. 21, 2017
Letter of credit sub facility						$ 39,353			$ 39,353		$ 33,484
Outstanding borrowings						99,353			99,353
Revenues						$ 100,799	$ 64,265		$ 231,491	$ 186,336	260,981				$ 193,449	$ 198,508
Gain (loss) on extinguishment of debt										$ (1,862)	$ (1,862)				$ (2,095)
Warrants outstanding						0			0						35,282,700			30,890,748
Shares of common stock issuable under warrant															17,732,700
Common Class A
Shares of common stock issuable under warrant							3,334,658			3,334,658		3,334,658
Warrants five [Member]
Warrants, Date exercisable															Dec. 10, 2018
Warrants outstanding															31,000,000
Warrants, Exercise price															$ 11.50
Shares of common stock issuable under warrant															15,500,000
ML Agreement
Letter of credit sub facility																				$ 16,000
Aggregate amounts of loan																			$ 20,000	$ 20,000
Percentage of final payment fee																				6.50%
Gain (loss) on extinguishment of debt				$ (1,862)						$ 1,862
Warrants, Date exercisable			Apr. 27, 2017
Warrants outstanding			473,011
Repayment under Master Lease Agreement	$ 17,649			$ 17,649
Warrants, Exercise price			$ 2.53
Equity securities			$ 959
ML Agreement | Common Class A
Shares of common stock issuable under warrant															302,434
2017 Credit Agreement
Letter of credit sub facility	26,541
Future revolving borrowings															$ 3,516
Aggregate amounts of loan		$ 35,000			$ 35,000
2019 Credit Agreement
Term Loan Facility, financial covenants									maintain Minimum Liquidity equal to the greater of (i) 6 months Monthly Burn and (ii) $10,000.		maintain Minimum Liquidity (as defined in the 2019 Credit Agreement) equal to the greater of (i) 6 months Monthly Burn (as defined in the 2019 Credit Agreement) and (ii) $10,000.
Aggregate amounts of loan	100,000										$ 100,000
2019 Credit Agreement | Tranche One [Member]
Aggregate principal amount	$ 40,000
2019 Credit Agreement | Tranche Two [Member]
Aggregate principal amount							$ 10,000			10,000		$ 10,000
Term Loan Facility, financial covenants	Borrower's achievement of trailing twelve month Consolidated Revenue of not less than $221,250 and a trailing three month Adjusted EBITDA (as defined in the 2019 Credit Agreement) loss not in excess of $5,000;
2019 Credit Agreement | Tranche Three [Member]
Expiration Date	Mar. 31, 2020
2019 Credit Agreement | Tranche Three [Member] | Scenario, Forecast [Member]
Aggregate principal amount																	$ 10,000
2019 Credit Agreement | Minimum Trailing Twelve Month Achievement [Member]
Revenues											231,500	221,250	$ 213,500	$ 200,000
New Credit Agreement
EBITDA income (loss)								$ 5,000
Repaid Before Two Years | ML Agreement
Prepayment fees																				3.00%
Repaid After Two Years | ML Agreement
Prepayment fees																				2.00%
Term Loan | 2017 Credit Agreement
Additional fund		5,000			5,000
Aggregate amounts of loan		$ 5,000			$ 5,000
Term Loan | 2019 Credit Agreement
Outstanding borrowings											50,000
Debt Issuance Costs, Net											$ 554
Debt Instrument, Basis Spread on Variable Rate	3.75%										3.75%
Debt Instrument, Description of Variable Rate Basis	annum interest rate equal to the greater of 3.75% above the Wall Street Journal Prime Rate and 9.25%.										interest rate equal to 3.75% above the Wall Street Journal Prime Rate
Additional payment in aggregate of the principal amount percentage											6.25%
Prepayment premium percentage	0.50%
Expected Availability Of Credit Facility											$ 10,000
Interest payable non current						$ 1,541			$ 1,541		$ 681
Term Loan | 2019 Credit Agreement | Repaid Before One year
Prepayment premium percentage											3.00%
Term Loan | 2019 Credit Agreement | Repaid After One year Before Two Years
Prepayment premium percentage	6.50%										2.00%
Term Loan | 2019 Credit Agreement | Repaid After Two year Before Three Years [Member]
Prepayment premium percentage	2.50%										1.00%
Term Loan | 2019 Credit Agreement | Repaid After Three Years [Member]
Prepayment premium percentage	1.50%										0.00%
Term Loan | 2019 Credit Agreement | Tranche One [Member]
Aggregate principal amount	$ 40,000
Term Loan | 2019 Credit Agreement | Tranche Two [Member]
Aggregate principal amount							$ 10,000			$ 10,000		$ 10,000
Term Loan | 2019 Credit Agreement | Tranche Three [Member]
Aggregate principal amount																	$ 10,000
Debt Issuance Costs, Net											$ 92
Term Loan | 2019 Credit Agreement | Tranche One and Tranche Two
Debt Issuance Costs, Net											462
Revolving Credit Facility | 2017 Credit Agreement
Letter of credit sub facility																						$ 30,000
Aggregate under revolving credit facility															$ 26,484
Aggregate amounts of loan																					$ 30,000
Revolving Credit Facility | 2019 Credit Agreement
Letter of credit sub facility	$ 40,000					39,353			39,353		33,484
Future revolving borrowings						$ 0			$ 0		6,516
Debt Issuance Costs, Net											$ 370
Advance outstanding amount revolving facility	25.00%
Unused Line Fee	0.25%
Revolving Credit Facility | 2019 Credit Agreement | Repaid Before One year
Termination fee percentage	4.00%
Revolving Credit Facility | 2019 Credit Agreement | Repaid After One year Before Two Years
Termination fee percentage	3.00%
Revolving Credit Facility | 2019 Credit Agreement | Repaid After Two year Before Three Years [Member]
Termination fee percentage	2.00%
Revolving Credit Facility | 2019 Credit Agreement | Repaid After Three Years [Member]
Termination fee amount	$ 0